Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class A
Trading Symbol	STXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.82%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Western Asset Municipal High Income Fund returned -1.91%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%†  for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in the leasing and transportation sectors
↑	Underweight to local general obligation (GO) and state GO securities
↑	Security selection in Texas

Top detractors from performance:
↓	Duration and Treasury yield curve positioning
↓	Security selection in the education and housing sectors
↓	Security selection to Arizona
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	-1.91	0.88	2.36
Class A (with sales charge)	-5.60	0.02	1.91
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 273,520,754
Holdings Count | $ / shares	216	[2]
Advisory Fees Paid, Amount	$ 1,316,030
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$273,520,754
Total Number of Portfolio Holdings*	216
Total Management Fee Paid	$1,316,030
Portfolio Turnover Rate	12%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class C
Trading Symbol	SMHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	1.36%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Western Asset Municipal High Income Fund returned -2.47%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%†  for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in the leasing and transportation sectors
↑	Underweight to local general obligation (GO) and state GO securities
↑	Security selection in Texas

Top detractors from performance:
↓	Duration and Treasury yield curve positioning
↓	Security selection in the education and housing sectors
↓	Security selection to Arizona
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	-2.47	0.32	1.78
Class C (with sales charge)	-3.41	0.32	1.78
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 273,520,754
Holdings Count | $ / shares	216	[5]
Advisory Fees Paid, Amount	$ 1,316,030
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$273,520,754
Total Number of Portfolio Holdings*	216
Total Management Fee Paid	$1,316,030
Portfolio Turnover Rate	12%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class I
Trading Symbol	LMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$61	0.62%
[7]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class I shares of Western Asset Municipal High Income Fund returned -1.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%†  for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in the leasing and transportation sectors
↑	Underweight to local general obligation (GO) and state GO securities
↑	Security selection in Texas

Top detractors from performance:
↓	Duration and Treasury yield curve positioning
↓	Security selection in the education and housing sectors
↓	Security selection to Arizona
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class I	-1.74	1.07	2.53
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 273,520,754
Holdings Count | $ / shares	216	[9]
Advisory Fees Paid, Amount	$ 1,316,030
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$273,520,754
Total Number of Portfolio Holdings*	216
Total Management Fee Paid	$1,316,030
Portfolio Turnover Rate	12%
[9]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Amount represents less than -0.005%.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Amount represents less than -0.005%.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Amount represents less than -0.005%.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Does not include derivatives, except purchased options, if any.